INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Net income (loss) before tax	$ 212,209	$ (11,051)
Statutory tax rate	27.00%	27.00%
Anticipated income tax expense (recovery) at statutory rates	$ 57,296	$ (2,984)
(Deductible) non-deductible expenditures	(4,863)	2,443
Differences between Canadian and foreign tax rates	7,762	(729)
Changes in estimate	9,721	7,419
Inflation adjustment	(68,886)	(63,095)
Impact of foreign exchange	40,652	70,014
Change in deferred tax assets not recognized	12,443	11,489
Mining taxes	5,316	2,714
Withholding taxes	9,293	5,629
Other items	1,569	(321)
Total tax expense	70,303	32,579
Current income tax expense	96,468	42,636
Deferred tax recovery	$ (26,165)	$ (10,057)